Depreciation, Amortization And Asset Removal Costs - Schedule of Depreciation and Amortization (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 708	$ 700
Amortization of intangible assets	81	76
Amortization of regulatory assets	33	30
Depreciation and amortization	822	806
Asset removal costs	135	107
Total depreciation and amortization	957	913
Gain on sale of assets	$ 39	$ 8